Receivables from Customers - Schedule of Receivables from Customers (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Receivables from Customers [Abstract]
Receivable due from trading solution services	$ 3,087,114	$ 3,510,142
Less: allowance for expected credit loss on receivables from customers	(2,590,291)
Receivables from customers	$ 496,823	$ 3,510,142